Unaudited Interim Condensed Consolidated Statement of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statement Of Comprehensive Loss Abstract
Net (loss) for the period	$ (13,849,433)	$ (6,339,214)
Currency translation differences	169,410	(197,909)
Total comprehensive (loss) for the period	(13,680,023)	(6,537,123)
Attributable to:
Equity holders of the Company	(13,651,390)	(6,502,884)
Non-controlling interests	(28,633)	(34,239)
Comprehensive income	$ (13,680,023)	$ (6,537,123)